Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000260041
Shareholder Report [Line Items]
Fund Name	RIVERNORTH ENHANCED PRE-MERGER SPAC ETF
Trading Symbol	SPCZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/spcz/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/spcz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Enhanced Pre-Merger SPAC ETF	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/spcz/ for current month-end performance.
Line Graph [Table Text Block]
	RiverNorth Enhanced Pre-Merger SPAC ETF	ICE BofA US Broad Market Index	ICE BofA US Treasuries 0-3 Years Index
Jul'22	10000	10000	10000
Jun'23	10597	9895	10126
Jun'24	11139	10163	10613
Jun'25	11867	10775	11187

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (July 11, 2022)
RiverNorth Enhanced Pre-Merger SPAC ETF	8.58%	6.57%
ICE BofA US Broad Market Index	6.02%	2.55%
ICE BofA US Treasuries 0-3 Years Index	5.41%	3.85%

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,368,690
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 22,898
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$5,368,690
# of Portfolio Holdings	141
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$22,898

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Rights	1.09%
Warrant	1.27%
Money Market	1.69%
Financial Services	95.95%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	0.03%
British Virgin Islands	4.08%
United States	15.04%
Cayman Islands	80.85%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/spcz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/spcz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000260042
Shareholder Report [Line Items]
Fund Name	RIVERNORTH PATRIOT ETF
Trading Symbol	FLDZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RiverNorth Patriot ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/fldz/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/fldz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Patriot ETF	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/fldz/ for current month-end performance.
Line Graph [Table Text Block]
	RiverNorth Patriot ETF	S&P 500® Index	S&P 900® Index
Dec'21	10000	10000	10000
Jun'22	8328	8004	8007
Jun'23	9192	9572	9566
Jun'24	10496	11923	11854
Jun'25	12041	13731	13601

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (December 31, 2021)
RiverNorth Patriot ETF	14.64%	5.46%
S&P 500 Total Return Index	15.16%	9.49%
S&P 900 Total Return Index	14.73%	9.20%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,338,702
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 13,611
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$4,338,702
# of Portfolio Holdings	318
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$13,611

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	0.84%
Industrial Products	1.16%
Telecommunications	1.22%
Consumer Staple Products	1.49%
Materials	2.06%
Consumer Discretionary Products	2.98%
Insurance	3.68%
Media	4.22%
Retail & Wholesale - Staples	4.51%
Software & Tech Services	4.63%
Retail & Wholesale - Discretionary	5.61%
Consumer Discretionary Services	5.80%
Financial Services	6.62%
Banking	6.67%
Real Estate	7.49%
Industrial Services	8.02%
Health Care	9.64%
Oil & Gas	10.15%
Utilities	13.21%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/fldz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/fldz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000260043
Shareholder Report [Line Items]
Fund Name	THE OPAL DIVIDEND INCOME ETF
Trading Symbol	DIVZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Opal Dividend Income ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/divz/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/divz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Opal Dividend Income ETF	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/divz/ for current month-end performance.
Line Graph [Table Text Block]
	The Opal Dividend Income ETF	S&P 500® Index
Jan'21	10000	10000
Jun'21	11466	11532
Jun'22	11810	10308
Jun'23	11984	12328
Jun'24	13584	15355
Jun'25	16221	17683

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (January 27, 2021)
The Opal Dividend Income ETF	19.27%	11.50%
S&P 500 Total Return Index	15.16%	13.76%

Performance Inception Date	Jan. 27, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 176,364,490
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 499,182
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$176,364,490
# of Portfolio Holdings	30
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$499,182

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.86%
Retail & Wholesale - Discretionary	1.80%
Money Market	2.34%
Software & Tech Services	2.71%
Banking	4.57%
Materials	5.21%
Financial Services	7.88%
Telecommunications	10.18%
Health Care	12.19%
Utilities	12.32%
Oil & Gas	13.89%
Consumer Staple Products	26.05%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.44%
Canada	4.58%
United Kingdom	5.93%
United States	87.05%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/divz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of The Opal Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/divz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of The Opal Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000260044
Shareholder Report [Line Items]
Fund Name	TRUESHARES ACTIVE YIELD ETF
Trading Symbol	ERNZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Active Yield ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/ernz/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/ernz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Active Yield ETF	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/ernz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Active Yield ETF	S&P 500® Index
Apr'24	10000	10000
Jun'24	10319	10872
Jun'25	10300	12521

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (April 30, 2024)
TrueShares Active Yield ETF	-0.25%	2.49%
S&P 500 Total Return Index	15.16%	21.24%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 150,394,816
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 565,429
InvestmentCompanyPortfolioTurnover	393.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$150,394,816
# of Portfolio Holdings	68
Portfolio Turnover Rate	393%
Total Advisory Fees Paid	$565,429

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Financial Services	0.56%
Software & Tech Services	1.50%
Retail & Wholesale - Discretionary	1.74%
Money Market	2.10%
Banking	2.12%
Media	2.38%
Tech Hardware & Semiconductors	2.54%
Materials	2.55%
Oil & Gas	3.18%
Consumer Discretionary Products	3.53%
Consumer Discretionary Services	3.53%
Exchange Traded Fund	3.60%
Retail & Wholesale - Staples	3.66%
Utilities	3.98%
Real Estate	4.11%
Insurance	4.36%
Telecommunications	6.52%
Industrial Products	7.75%
Industrial Services	8.43%
Health Care	12.40%
Consumer Staple Products	19.46%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Cayman Islands	0.99%
United States	99.01%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/ernz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund during since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/ernz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000260045
Shareholder Report [Line Items]
Fund Name	TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF
Trading Symbol	RNWZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/rnwz/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/rnwz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Eagle Global Renewable Energy Income ETF	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/rnwz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Eagle Global Renewable Energy Income ETF	MSCI World Net Total Return Index	S&P Global Infrastructure Index
Dec'22	10000	10000	10000
Jun'23	10020	11225	10218
Jun'24	9205	13492	10935
Jun'25	10441	15685	13969

Average Annual Return [Table Text Block]
.	1 YR	Since Inception (December 8, 2022)
TrueShares Eagle Global Renewable Energy Income ETF	13.58%	1.68%
MSCI World Net Total Return Index	16.26%	19.23%
S&P Global Infrastructure Total Return Index	27.75%	13.96%

Performance Inception Date	Dec. 08, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,432,027
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 9,397
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$2,432,027
# of Portfolio Holdings	23
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$9,397

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	1.64%
Financial Services	3.28%
Industrial Services	5.08%
Utilities	90.00%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Japan	2.06%
Finland	3.58%
Austria	3.82%
Canada	4.01%
Italy	4.50%
Portugal	4.94%
New Zealand	6.35%
United Kingdom	11.55%
Germany	12.92%
Spain	13.52%
United States	32.75%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/rnwz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/rnwz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
C000260046
Shareholder Report [Line Items]
Fund Name	TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF
Trading Symbol	LRNZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/lrnz/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/lrnz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Technology, AI & Deep Learning ETF	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/lrnz/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Technology, AI & Deep Learning ETF	NASDAQ Composite Total Return Index
Feb'20	10000	10000
Jun'20	13482	11782
Jun'21	18302	17111
Jun'22	10801	13102
Jun'23	12794	16527
Jun'24	15824	21421
Jun'25	17900	24778

Average Annual Return [Table Text Block]
.	1 YR	5 YRS	Since Inception (February 28, 2020)
TrueShares Technology, AI & Deep Learning ETF	13.07%	5.85%	11.51%
NASDAQ Composite Total Return Index	15.68%	16.03%	18.53%

Performance Inception Date	Feb. 28, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 34,835,590
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 108,704
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$34,835,590
# of Portfolio Holdings	23
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$108,704

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	0.56%
Retail & Wholesale - Discretionary	4.88%
Health Care	12.74%
Tech Hardware & Semiconductors	17.64%
Software & Tech Services	64.18%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.09%
Denmark	1.97%
Cayman Islands	2.25%
United Kingdom	3.87%
Netherlands	4.39%
United States	86.43%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/lrnz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/lrnz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.